Income and expenses - Revenue per type of good or service (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of revenue by category [line items]
Revenue	€ 256,127	€ 232,023	€ 205,450
Software revenue (non-medical)
Disclosure of revenue by category [line items]
Revenue	44,442	43,688	42,902
Software revenue (medical)
Disclosure of revenue by category [line items]
Revenue	31,700	27,074	22,887
Medical devices and services
Disclosure of revenue by category [line items]
Revenue	69,676	57,772	50,481
Manufacturing
Disclosure of revenue by category [line items]
Revenue	€ 110,310	€ 103,489	€ 89,180